RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Compensation [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The table below details, on an aggregated basis, key management personnel compensation:

	2019	2018	2017
	£m	£m	£m
Compensation
Salaries and other short-term benefits	15	14	13
Post-employment benefits	–	–	–
Share-based payments	15	18	22
Total compensation	30	32	35

Defined benefit plans [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2019	2018	2017
	million	million	million
Share option plans
At 1 January	–	1	3
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	(1)	(2)
At 31 December	–	–	1
	2019 million	2018 million	2017 million
Share plans
At 1 January	84	82	65
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	(46)	39	37
Exercised/lapsed (includes entitlements of former key management personnel)	(29)	(37)	(20)
At 31 December	101	84	82

Loans and receivables, category [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2019 £m	2018 £m	2017 £m
Loans
At 1 January	2	2	4
Advanced (includes loans of appointed key management personnel)	1	1	1
Repayments (includes loans of former key management personnel)	(1)	(1)	(3)
At 31 December	2	2	2

Deposits Placed [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2019 £m	2018 £m	2017 £m
Deposits
At 1 January	20	20	12
Placed (includes deposits of appointed key management personnel)	44	33	41
Withdrawn (includes deposits of former key management personnel)	(41)	(33)	(33)
At 31 December	23	20	20